Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	13. Commitments and Contingencies As of December 31, 2024 and 2023, the Company is not subject to any material litigation nor is the Company aware of any material litigation threatened against it.